Disclosure of detailed information about share-based payment expenses (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Share-based payment expenses (recoveries)	$ 15,919	$ 9,887
Cost of sales [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	1,946	860
Selling and administrative expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	12,649	8,563
Other operating expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	1,324	464
Restricted Share Unit [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	12,937	7,776
Restricted Share Unit [Member] | Cost of sales [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	1,946	860
Restricted Share Unit [Member] | Selling and administrative expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	9,667	6,452
Restricted Share Unit [Member] | Other operating expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	1,324	464
Deferred Share Unit [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	2,982	2,111
Deferred Share Unit [Member] | Cost of sales [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	0	0
Deferred Share Unit [Member] | Selling and administrative expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	2,982	2,111
Deferred Share Unit [Member] | Other operating expenses [Member]
Statement [Line Items]
Share-based payment expenses (recoveries)	$ 0	$ 0